Equity-Based Compensation (Fair Value Of Units Vested And The Unit-Based Liabilities Paid For Unit Based Awards) (Details) (USD $) In Millions, except Share data, unless otherwise specified									12 Months Ended													12 Months Ended					12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Feb. 28, 2011	Dec. 31, 2010	Nov. 30, 2010	Aug. 31, 2010	Dec. 31, 2009	Nov. 30, 2009	Dec. 31, 2011 Performance Units [Member]		Dec. 31, 2010 Performance Units [Member]		Dec. 31, 2009 Performance Units [Member]		Dec. 31, 2011 Phantom Units [Member]		Dec. 31, 2010 Phantom Units [Member]		Dec. 31, 2009 Phantom Units [Member]		Sep. 30, 2011 Phantom Units [Member]	Dec. 31, 2011 Restricted Phantom Units [Member]		Dec. 31, 2010 Restricted Phantom Units [Member]	Dec. 31, 2009 Paid In 2010 [Member] Performance Units [Member]	Dec. 31, 2010 Vested In 2009 [Member] Performance Units [Member]	Dec. 31, 2010 Paid In 2011 [Member] Restricted Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units, Vested									50,720	[1]	14,215		37,330		4,000		5,200		29,698			58,600		14,215	22,860		14,215
Fair value of units vested									$ 5.30			[2]	$ 1.10	[2]	$ 0.20	[3]	$ 0.20	[3]	$ 0.50	[3]		$ 2.50	[4]	$ 0.50
Unit-based liabilities paid											$ 0.8	[2]	$ 0.3						$ 0.5			$ 0.6	[4]			$ 0.6
Units, Issued	44,848,703	3,596,636	8,399	44,848,703	2,875,000	2,990,000	375,000	2,500,000													4,000

[1]	The units vested at 199%.
[2]	The liabilities paid in 2010 relate to 22,860 units and DERs that vested in 2009. The remaining units that vested in 2009 were paid in 2009.
[3]	We issued 4,000 units in September 2011 related to these Phantom Units.
[4]	$0.6 million of the liabilities paid in 2011 relate to the 14,215 units and DERs that vested in 2010.